Equity - Subordinated units (Details) - Class B Units - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Number of units cancelled	0	0
SUNLIGHT FINANCIAL LLC
Class of Stock [Line Items]
Number of units issued	0	0
Number of units redeemed	0	0